PREMISES AND EQUIPMENT (Details) (USD $)								12 Months Ended						12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2013 Buildings [Member] Minimum [Member]	Dec. 31, 2012 Buildings [Member] Minimum [Member]	Dec. 31, 2013 Buildings [Member] Maximum [Member]	Dec. 31, 2012 Buildings [Member] Maximum [Member]	Dec. 31, 2013 Furniture and Equipment [Member]	Dec. 31, 2012 Furniture and Equipment [Member]	Dec. 31, 2013 Furniture and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Furniture and Equipment [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Furniture and Equipment [Member] Maximum [Member]
Property Plant And Equipment [Line Items]
Premises and equipment, gross		$ 60,255,000	$ 58,578,000	$ 9,748,000	$ 9,748,000	$ 32,947,000	$ 32,446,000					$ 17,560,000	$ 16,384,000
Less: accumulated depreciation		26,103,000	24,262,000
Net premises and equipment	35,007,000	34,152,000	34,316,000
Estimated useful lives								5 years	5 years	50 years	50 years			3 years	3 years	20 years	20 years
Total estimated project costs of a full service financial center in Jackson, Tennessee expected to be completed in 2014.		$ 2,100,000